Other intangibles, net - Customer Relationships and Related Accumulated Amortization (Details) - Customer relationships - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(235,706)	(225,117)
Net carrying amount	$ 124,294	$ 134,883